Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following at March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
	(In millions)
Ryerson Secured Credit Facility	$342.5	$369.1
9% Senior Secured Notes due 2017	600.0	600.0
11 1/4% Senior Notes due 2018	300.0	300.0
Foreign debt	32.5	25.7

Total debt	1,275.0	1,294.8
Less:
Short-term credit facility borrowings	—	6.6
Short-term foreign debt	32.5	25.7

Total long-term debt	$1,242.5	$1,262.5

Long-term debt consisted of the following at December 31, 2013 and 2012:

	At December 31,
	2013	2012
	(In millions)
Ryerson Secured Credit Facility	$369.1	$383.5
9% Senior Secured Notes due 2017	600.0	600.0
11 1/4% Senior Notes due 2018	300.0	300.0
Foreign debt	25.7	21.9

Total debt	1,294.8	1,305.4
Less:
Short-term credit facility borrowings	6.6	13.5
Foreign debt	25.7	21.8

Total long-term debt	$1,262.5	$1,270.1

Principal Payments on Debt

The principal payments required to be made on debt during the next five fiscal years are shown below:

Amount
(In millions)
For the year ended December 31, 2014	$25.7
For the year ended December 31, 2015	—
For the year ended December 31, 2016	—
For the year ended December 31, 2017	969.1
For the year ended December 31, 2018	300.0
For the years ended thereafter	—